Intangible Assets - Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Document Fiscal Year Focus			2012
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 53		$ 53
Intangible asset amortization expense	26	28	56	56	112	111	95
Intangible assets, expected amortization expense, 2012					107
Intangible assets, expected amortization expense, 2013	105		105		105
Intangible assets, expected amortization expense, 2014	105		105		105
Intangible assets, expected amortization expense, 2015	95		95		95
Intangible assets, expected amortization expense, 2016	94		94		95
Intangible assets, expected amortization expense, after 2016	1,619		1,619		1,619
Finite-Lived intangible Assets, Amortization Expense, Disclosure			4 years
Franchise agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			30 years		30 years
Intangible asset amortization expense	17	17	34	34	67	67	67
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			50 years		50 years
Intangible asset amortization expense	0	0	1	0	1	0	1
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	9	10	19	19	37	37	25
Pendings and listings [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					5 months
Intangible asset amortization expense					2	1	1
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 0	$ 1	$ 2	$ 3	$ 5	$ 6	$ 1
Maximum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			20 years		20 years
Maximum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			10 years		10 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			5 years		5 years
Minimum [Member] | Pendings and listings [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					5 months
Minimum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			2 years		2 years